Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value	The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2021	2020
Balance, January 1	$932	$789
New policies	54	180
Changes in market conditions	(38)	90
Redemptions, surrenders and maturities	(138)	(108)
Impact of changes in foreign exchange rates	(8)	(19)
Balance, December 31	$802	$932

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost.

	2021		2020
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
U.S. fixed annuity products	$1,380	$1,602	$1,361	$1,680
Canadian fixed annuity products	935	1,016	995	1,086
Investment contract liabilities	$2,315	$2,618	$2,356	$2,766

(1)
As at December 31, 2021, investment contract liabilities with the carrying value and fair value of $48 and $52, respectively (2020 – $67 and $76, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $2,267 and $2,566 (2020 – $2,289 and $2,690), respectively.

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost
The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2021	2020
Balance, January 1	$2,356	$2,315
Policy deposits	92	202
Interest	71	61
Withdrawals	(191)	(194)
Fees	(1)	(1)
Other	(5)	–
Impact of changes in foreign exchange rates	(7)	(27)
Balance, December 31	$2,315	$2,356

Summary of Contractual Obligations and Commitments Relating to Investment Contracts
As at December 31, 2021, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities (1)	$292	$486	$489	$3,542	$4,809

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.